Summary of Significant Accounting Policies - (Estimated Useful Lives of Property and Equipment) (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Information Technology Related [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Information Technology Related [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years